SCHEDULE OF INVESTMENTS
Ivy Natural Resources Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 2.9%
BHP Group plc	308	$6,295

Total Australia - 2.9%		$6,295
Canada
Industrials – 3.0%
Canadian Pacific Railway Ltd.	26	6,628

Materials – 17.5%
Agnico-Eagle Mines Ltd.	126	8,053
Barrick Gold Corp.	592	15,942
Franco-Nevada Corp.	51	7,110
Wheaton Precious Metals Corp.	158	6,949

		38,054

Total Canada - 20.5%		$ 44,682
France
Energy – 2.1%
Total S.A. ADR	121	4,658

Materials – 2.1%
L Air Liquide S.A.	32	4,587

Total France - 4.2%		$9,245
Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(A)(B)	30,000	—	*

Total Hong Kong - 0.0%		$—	*
India
Energy – 2.6%
Reliance Industries Ltd.	264	5,803

Total India - 2.6%		$5,803
Portugal
Energy – 2.0%
Galp Energia SGPS S.A., Class B	377	4,373

Total Portugal - 2.0%		$4,373
South Africa
Materials – 3.4%
AngloGold Ashanti Ltd. ADR	140	4,122
Mondi plc	176	3,297

		7,419

Total South Africa - 3.4%		$7,419
United Kingdom
Materials – 4.5%
Croda International plc	53	3,470
Rio Tinto plc	111	6,234

		9,704

Total United Kingdom - 4.5%		$9,704
United States
Consumer Staples – 3.4%
Bunge Ltd.	87	3,564
Tyson Foods, Inc.	64	3,849

		7,413

Energy – 22.8%
Cabot Oil & Gas Corp.	242	4,164
Chevron Corp.	45	4,044
Concho Resources, Inc.	62	3,209
Diamondback Energy, Inc.	48	1,987

Enterprise Products Partners L.P.	151	2,749
EOG Resources, Inc.	85	4,301
Magellan Midstream Partners L.P.	94	4,065
Marathon Petroleum Corp.(C)	156	5,824
Parsley Energy, Inc., Class A	115	1,229
Phillips 66	135	9,678
Valero Energy Corp.	118	6,915
WPX Energy, Inc.(A)	213	1,357

		49,522

Industrials – 5.6%
Union Pacific Corp.	38	6,417
Waste Management, Inc.	54	5,709

		12,126

Information Technology – 0.6%
Enphase Energy, Inc.(A)	28	1,324

Materials – 19.4%
Air Products and Chemicals, Inc.	24	5,710
Albemarle Corp.(D)	16	1,216
Avery Dennison Corp.	35	3,980
Ball Corp.	60	4,201
FMC Corp.	37	3,686
Graphic Packaging Holding Co.	253	3,545
Packaging Corp. of America	52	5,179
PPG Industries, Inc.	42	4,455
Sherwin-Williams Co. (The)	9	5,395
Southern Copper Corp.	125	4,963

		42,330

Utilities – 4.3%
Atmos Energy Corp.	44	4,369
NextEra Energy, Inc.	21	5,003

		9,372

Total United States - 56.1%		$122,087

TOTAL COMMON STOCKS – 96.2%		$209,608
(Cost: $240,934)
SHORT-TERM SECURITIES
Money Market Funds (E) – 4.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	8,700	8,700

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(F)	1,216	1,216

		9,916

TOTAL SHORT-TERM SECURITIES – 4.6%		$9,916
(Cost: $9,916)

TOTAL INVESTMENT SECURITIES – 100.8%		$219,524
(Cost: $250,850)

LIABILITIES, NET OF CASH AND OTHER ASSETS (G) – (0.8)%		(1,822)

NET ASSETS – 100.0%		$217,702

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	All or a portion of securities with an aggregate value of $416 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(D)	All or a portion of securities with an aggregate value of $1,190 are on loan.
(E)	Rate shown is the annualized 7-day yield at June 30, 2020.
(F)	Investment made with cash collateral received from securities on loan.
(G)	Cash of $10 has been pledged as collateral on OTC foreign forward currency contracts.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	12,404	U.S. Dollar	13,579	7-14-20	Morgan Stanley International	$—	$360
British Pound	14,953	U.S. Dollar	18,509	7-14-20	UBS AG	—	21

						$—	$381

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$7,413	$—		$—
Energy	54,354	10,002		—
Industrials	18,754	—		—
Information Technology	1,324	—		—
Materials	84,506	23,883		—*
Utilities	9,372	—		—

Total Common Stocks	$175,723	$33,885	$	—*
Short-Term Securities	9,916	—		—

Total	$185,639	$33,885		$—

Liabilities
Forward Foreign Currency Contracts	$—	$381		$—

During the period ended June 30, 2020, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$250,850

Gross unrealized appreciation	32,636

Gross unrealized depreciation	(63,962)

Net unrealized depreciation	$(31,326)